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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

REGISTRATION NO. 33-87498
811-08910

MILES FUNDS, INC.
1415 28th STREET, SUITE 200
WEST DES MOINES, IOWA 50266

AMY M. MITCHELL, Secretary and Treasurer
MILES FUNDS, INC.
1415 28th STREET, SUITE 200
WEST DES MOINES, IOWA 50266
(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF ALL COMMUNICATIONS TO:

VERA LICHTENBERGER, ESQ.	JOHN C. MILES, ESQ.
MILES FUNDS, INC.	CLINE, WILLIAMS, WRIGHT, JOHNSON & OLDFATHER
1415 28th STREET, SUITE 200	1900 U.S. BANK BUILDING, 233 S. 13TH STREET
WEST DES MOINES, IOWA 50266	LINCOLN, NEBRASKA 68508

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END: 03/31

DATE OF REPORTING PERIOD: 12/31/2010

ITEM 1. SCHEDULE OF PORTFFOLIO HOLDINGS

IMMF - Institutional Money Market Fund				12/31/2010

				% of
Principal		Description	Amortized Cost	Net Assets

Govt & Agency Sec
1,000,000.00	FHLMC		1,000,187.90	1.43
	1.500% Due 01/07/11
	3137EABW8
1,000,000.00	FHLMC		1,002,020.70	1.43
	4.750% due 01/18/11
	3134A4VJ0
1,000,000.00	FHLB		1,000,065.32	1.43
	0.430% Due 02/22/11
	3133XYMW2
2,000,000.00	FNMA DN		1,998,459.14	2.86
	0.000% Due 03/01/11
	313588CM5
1,000,000.00	FHLMC Var (3ML+7)		1,000,458.88	1.43
	Var Due 03/09/11
	3128X8RC8
1,000,000.00	FHLMC Var (3ML+5)		1,000,324.57	1.43
	Var Due 04/07/11
	3128X8VE9
1,035,000.00	FFCB		1,064,028.60	1.52
	5.375% Due 07/18/11
	31331VJ80
500,000.00	FHLMC	FHLMC	502,965.70	0.72
	1.250% Due 08/15/11
	3128X8Q70
1,000,000.00	FFCB Var (1ML+4)		1,000,282.70	1.43
	Var Due 09/15/11
	31331GQ44
1,000,000.00	FHLB		1,023,876.78	1.47
	3.625% Due 09/16/11
	3133XS4S4
365,000.00	FNMA		378,585.37	0.54
	5.000% Due 10/15/11
	31359MZ30
1,000,000.00	FHLB		1,000,141.20	1.43
	0.280% Due 10/25/11
	313371HL3
1,000,000.00	FNMA		1,044,491.68	1.49
	5.375% Due 11/15/11
	31359MLS0
1,000,000.00	FHLB		999,844.62	1.43
	0.370% Due 01/04/12
	313372AQ7
2,000,000.00	FFCB Var (1ML+1)		2,000,103.29	2.86
	Var Due 02/13/12
	31331JKK8
1,000,000.00	FFCB Var (1ML+2)		1,000,137.00	1.43
	Var Due 05/14/12
	31331JNJ8
16,900,000.00	TOTAL	Govt & Agency Sec	17,015,973.45	24.33

Repurchase Agreement
45,806,120.00	Merrill Lynch Repo M		45,806,120.00	65.55
	0.2% due 1/ 3/11
45,806,120.00	TOTAL	Repurchase Agreement	45,806,120.00	65.55

Short-Term Invest
1,000,000.00	CDARS West Bank		1,000,000.00	1.43
	0.750% Due 03/03/11
	7AMCD78S3
1,000,000.00	CDARS West Bank		1,000,000.00	1.43
	0.350% Due 03/31/11
	6AMCD0396
500,000.00	CDARS West Bank		500,000.00	0.72
	0.350% Due 04/21/11
	6AMCD0545
1,000,000.00	CDARS West Bank		1,000,000.00	1.43
	0.750% Due 05/05/11
	7AMCD80N0
1,000,000.00	CDARS West Bank		1,000,000.00	1.43
	0.750% Due 05/12/11
	7AMCD8208
500,000.00	CDARS West Bank		500,000.00	0.72
	0.660% Due 10/13/11
	6AMCD0487
1,000,000.00	CDARS Treynor St Bk		1,000,000.00	1.43
	0.550% Due 12/08/11
	6AMCD0990
1,000,000.00	CDARS Treynor St Bk		1,000,000.00	1.43
	0.550% Due 12/29/11
	6AMCD10S5
7,000,000.00	TOTAL	Short-Term Invest	7,000,000.00	10.02

69,706,120.00	TOTAL PORTFOLIO		69,822,093.45	99.90

ITEM 2. CONTROLS AND PROCEDURES

(A) THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF FEBRUARY 18, 2011, A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(B) THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT'S INTERNAL CONTROLS OR IN OTHER FACTORS THAT COULD SIGNIFICANTLY AFFECT THESE CONTROLS SUBSEQUENT TO THE DATE OF THEIR EVALUATION, INCLUDING ANY CORRECTIVE ACTIONS WITH REGARD TO SIGNIFICANT DEFICIENCIES AND MATERIAL WEAKNESSES.

ITEM 3. EXHIBITS.

(A) A CERTIFICATION FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER IS ATTACHED AS EXHIBIT A.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MILES FUNDS, INC.

By

   Dave Miles, President

   Date: February 18, 2011

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Signature and Title

Dave Miles, President, Principal Executive Officer

February 18, 2011

Amy M. Mitchell, Treasurer, Principal Financial and Accounting Officer

February 18, 2011